                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-08548

                            Large-Cap Value Portfolio
                            -------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.0%

SECURITY                                                          SHARES           VALUE
---------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.9%
General Dynamics Corp.                                                  100,000    $      9,930,000
Northrop Grumman Corp.                                                  300,000          16,110,000
---------------------------------------------------------------------------------------------------
                                                                                   $     26,040,000
---------------------------------------------------------------------------------------------------

AGRICULTURAL EQUIPMENT -- 1.0%
Deere & Co.                                                             125,000    $      8,767,500
---------------------------------------------------------------------------------------------------
                                                                                   $      8,767,500
---------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.0%
BorgWarner, Inc.                                                        200,000    $      8,754,000
---------------------------------------------------------------------------------------------------
                                                                                   $      8,754,000
---------------------------------------------------------------------------------------------------

BANKS -- 10.4%
Bank of America Corp.                                                   230,000    $     19,462,600
Bank of New York Co., Inc.                                              200,000           5,896,000
Bank One Corp.                                                          200,000          10,200,000
National City Corp.                                                     500,000          17,505,000
UnionBanCal Corp.                                                       100,000           5,640,000
Wachovia Corp.                                                          375,000          16,687,500
Wells Fargo & Co.                                                       300,000          17,169,000
---------------------------------------------------------------------------------------------------
                                                                                   $     92,560,100
---------------------------------------------------------------------------------------------------

BEVERAGES -- 0.6%
Anheuser-Busch Cos., Inc.                                               100,000    $      5,400,000
---------------------------------------------------------------------------------------------------
                                                                                   $      5,400,000
---------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION -- 2.3%
D.R. Horton, Inc.                                                       400,000    $     11,360,000
Masco Corp.                                                             300,000           9,354,000
---------------------------------------------------------------------------------------------------
                                                                                   $     20,714,000
---------------------------------------------------------------------------------------------------

CHEMICALS -- 1.0%
Air Products and Chemicals, Inc.                                        175,000    $      9,178,750
---------------------------------------------------------------------------------------------------
                                                                                   $      9,178,750
---------------------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 3.0%
SBC Communications, Inc.                                                550,000    $     13,337,500
Verizon Communications, Inc.                                            375,000          13,571,250
---------------------------------------------------------------------------------------------------
                                                                                   $     26,908,750
---------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 4.4%
Diebold, Inc.                                                            90,000    $      4,758,300
Hewlett-Packard Co.                                                     700,000          14,770,000
International Business Machines Corp.                                   165,000          14,544,750
NCR Corp.(1)                                                            100,000           4,959,000
---------------------------------------------------------------------------------------------------
                                                                                   $     39,032,050
---------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 1.3%
Kimberly-Clark Corp.                                                    175,000    $     11,529,000
---------------------------------------------------------------------------------------------------
                                                                                   $     11,529,000
---------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS - MISCELLANEOUS -- 1.7%
Altria Group, Inc.                                                      300,000    $     15,015,000
---------------------------------------------------------------------------------------------------
                                                                                   $     15,015,000
---------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING AND SERVICES -- 3.3%
Cooper Industries Ltd., Class A(2)                                      150,000    $      8,911,500
Eaton Corp.                                                             150,000           9,711,000
Tyco International Ltd.(2)                                              325,000          10,770,500
---------------------------------------------------------------------------------------------------
                                                                                   $     29,393,000
---------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.9%
Edison International                                                    350,000    $      8,949,500
Entergy Corp.                                                           200,000          11,202,000
Exelon Corp.                                                            400,000          13,316,000
FirstEnergy Corp.                                                       275,000          10,287,750
---------------------------------------------------------------------------------------------------
                                                                                   $     43,755,250
---------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
Flextronics International Ltd.(1)(2)                                    450,000    $      7,177,500
Motorola, Inc.                                                          350,000           6,387,500
---------------------------------------------------------------------------------------------------
                                                                                   $     13,565,000
---------------------------------------------------------------------------------------------------

ENERGY TRANSPORTATION AND STORAGE -- 1.0%
Kinder Morgan, Inc.                                                     150,000    $      8,893,500
---------------------------------------------------------------------------------------------------
                                                                                   $      8,893,500
---------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 11.0%
Citigroup, Inc.                                                         375,000    $     17,437,500
Countrywide Financial Corp.                                             250,000          17,562,500
Federal Home Loan Mortgage Corp.                                        175,000          11,077,500
First Data Corp.                                                        100,000           4,452,000

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                          SHARES           VALUE
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
Franklin Resources, Inc.                                                125,000    $      6,260,000
Goldman Sachs Group, Inc.                                               150,000          14,124,000
J.P. Morgan Chase & Co.                                                 175,000           6,784,750
MBNA Corp.                                                              150,000           3,868,500
Merrill Lynch & Co., Inc.                                               300,000          16,194,000
---------------------------------------------------------------------------------------------------
                                                                                   $     97,760,750
---------------------------------------------------------------------------------------------------

FOODS -- 3.6%
Kellogg Co.                                                             200,000    $      8,370,000
Nestle SA(2)                                                             50,000          13,334,398
Sara Lee Corp.                                                          450,000          10,345,500
---------------------------------------------------------------------------------------------------
                                                                                   $     32,049,898
---------------------------------------------------------------------------------------------------

HEALTH CARE - PROVIDERS AND SERVICES -- 1.6%
American International Group, Inc.                                       75,000    $      5,346,000
Anthem, Inc.(1)                                                         100,000           8,956,000
---------------------------------------------------------------------------------------------------
                                                                                   $     14,302,000
---------------------------------------------------------------------------------------------------

INSURANCE -- 6.2%
Allstate Corp. (The)                                                    275,000    $     12,801,250
Medco Health Solutions, Inc.(1)                                         200,000           7,500,000
MetLife, Inc.                                                           475,000          17,028,750
Progressive Corp., (The)                                                 50,000           4,265,000
XL Capital Ltd. - Class A                                               175,000          13,205,500
---------------------------------------------------------------------------------------------------
                                                                                   $     54,800,500
---------------------------------------------------------------------------------------------------

MEDIA -- 2.6%
Time Warner, Inc.(1)                                                    800,000    $     14,064,000
Viacom, Inc., Class B(1)                                                250,000           8,930,000
---------------------------------------------------------------------------------------------------
                                                                                   $     22,994,000
---------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 3.2%
Alcoa, Inc.                                                             300,000    $      9,909,000
Inco, Ltd.(1)(2)                                                        250,000           8,640,000
Phelps Dodge Corp.(1)                                                   125,000           9,688,750
---------------------------------------------------------------------------------------------------
                                                                                   $     28,237,750
---------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 1.0%
Transocean Sedco Forex, Inc.(1)                                         300,000    $      8,682,000
---------------------------------------------------------------------------------------------------
                                                                                   $      8,682,000
---------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.3%
Apache Corp.                                                            225,000    $      9,798,750
Burlington Resources, Inc.                                              300,000          10,854,000
---------------------------------------------------------------------------------------------------
                                                                                   $     20,652,750
---------------------------------------------------------------------------------------------------

OIL AND GAS - INTEGRATED -- 9.0%
ChevronTexaco Corp.                                                     200,000    $     18,822,000
ConocoPhillips                                                          250,000          19,072,500
Exxon Mobil Corp.                                                       400,000          17,764,000
Marathon Oil Corp.                                                      150,000           5,676,000
Occidental Petroleum Corp.                                              375,000          18,153,750
---------------------------------------------------------------------------------------------------
                                                                                   $     79,488,250
---------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.8%
Weyerhaeuser Co.                                                        250,000    $     15,780,000
---------------------------------------------------------------------------------------------------
                                                                                   $     15,780,000
---------------------------------------------------------------------------------------------------

PHARMACEUTICAL DISTRIBUTION -- 0.8%
AmerisourceBergen Corp.                                                 125,000    $      7,472,500
---------------------------------------------------------------------------------------------------
                                                                                   $      7,472,500
---------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 2.4%
Pfizer, Inc.                                                            400,000    $     13,712,000
Wyeth                                                                   200,000           7,232,000
---------------------------------------------------------------------------------------------------
                                                                                   $     20,944,000
---------------------------------------------------------------------------------------------------

PUBLISHING -- 1.0%
Gannett Co., Inc.                                                       100,000    $      8,485,000
---------------------------------------------------------------------------------------------------
                                                                                   $      8,485,000
---------------------------------------------------------------------------------------------------

REITS -- 2.7%
AMB Property Corp.                                                      150,000    $      5,194,500
AvalonBay Communities, Inc.                                             200,000          11,304,000
General Growth Properties, Inc.                                         250,000           7,392,500
---------------------------------------------------------------------------------------------------
                                                                                   $     23,891,000
---------------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 1.3%
McDonald's Corp.                                                        450,000    $     11,700,000
---------------------------------------------------------------------------------------------------
                                                                                   $     11,700,000
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                          SHARES           VALUE
---------------------------------------------------------------------------------------------------
RETAIL - SPECIALTY AND APPAREL -- 3.6%
Home Depot, Inc. (The)                                                  300,000    $     10,560,000
J.C. Penney Company, Inc.                                               450,000          16,992,000
TJX Companies, Inc.                                                     200,000           4,828,000
---------------------------------------------------------------------------------------------------
                                                                                   $     32,380,000
---------------------------------------------------------------------------------------------------

SAVINGS & LOANS -- 1.5%
Washington Mutual, Inc.                                                 350,000    $     13,524,000
---------------------------------------------------------------------------------------------------
                                                                                   $     13,524,000
---------------------------------------------------------------------------------------------------

TRANSPORT - SERVICES -- 0.9%
FedEx Corp.                                                             100,000    $      8,169,000
---------------------------------------------------------------------------------------------------
                                                                                   $      8,169,000
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.0%
Burlington Northern Santa Fe Corp.                                      250,000    $      8,767,500
---------------------------------------------------------------------------------------------------
                                                                                   $      8,767,500
---------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 1.2%
Nextel Communications, Inc., Class A(1)                                 400,000    $     10,664,000
---------------------------------------------------------------------------------------------------
                                                                                   $     10,664,000
---------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $775,719,105)                                                  $    880,250,798
---------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.9%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.44%, 7/1/04                                                  $          7,711    $      7,711,000
---------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $7,711,000)                                                 $      7,711,000
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
   (IDENTIFIED COST $783,430,105)                                                  $    887,961,798
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.1%                                             $        595,132
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                               $    888,556,930
---------------------------------------------------------------------------------------------------

(1)  Non-income producing security.
(2)  Foreign security.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
Investments, at value (identified cost, $783,430,105)               $   887,961,798
Interest and dividends receivable                                         1,391,497
Tax reclaim receivable                                                       62,600
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                        $   889,415,895
-----------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                   $       821,322
Payable to affiliate for Trustees' fees                                       3,475
Due to bank                                                                  15,680
Accrued expenses                                                             18,488
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $       858,965
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO           $   888,556,930
-----------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals             $   784,021,380
Net unrealized appreciation (computed on the basis of
  identified cost)                                                      104,535,550
-----------------------------------------------------------------------------------
TOTAL                                                               $   888,556,930
-----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes, $42,339)                           $     9,448,898
Interest                                                                    100,376
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             $     9,549,274
-----------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                              $     2,520,961
Trustees' fees and expenses                                                   9,058
Custodian fee                                                               118,435
Legal and accounting services                                                19,656
Miscellaneous                                                                 3,627
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $     2,671,737
-----------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                       $             4
-----------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                            $             4
-----------------------------------------------------------------------------------

NET EXPENSES                                                        $     2,671,733
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $     6,877,541
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $    32,798,675
   Foreign currency transactions                                               (131)
-----------------------------------------------------------------------------------
NET REALIZED GAIN                                                   $    32,798,544
-----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $   (12,451,904)
   Foreign currency                                                           1,421
-----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $   (12,450,483)
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    $    20,348,061
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    27,225,602
-----------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED
                                                  JUNE 30, 2004        YEAR ENDED
                                                  (UNAUDITED)          DECEMBER 31, 2003
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                        $        6,877,541    $        7,132,389
   Net realized gain from investment
      transactions and foreign currency
      transactions                                      32,798,544               493,464
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                             (12,450,483)           94,109,874
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $       27,225,602    $      101,735,727
----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $      301,280,293    $      309,829,467
   Withdrawals                                         (82,831,927)          (95,452,977)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                 $      218,448,366    $      214,376,490
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      $      245,673,968    $      316,112,217
----------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                          $      642,882,962    $      326,770,745
----------------------------------------------------------------------------------------
AT END OF PERIOD                                $      888,556,930    $      642,882,962
----------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                      SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004    ------------------------------------------------------------
                                                      (UNAUDITED)        2003        2002         2001         2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                  0.66%(2)       0.69%       0.71%        0.71%        0.73%       0.71%
   Expenses after custodian fee reduction                    0.66%(2)       0.69%       0.71%        0.71%        0.73%       0.71%
   Net investment income                                     1.71%(2)       1.68%       1.40%        1.35%        1.23%       0.99%
Portfolio Turnover                                             38%            57%        181%          78%         163%        126%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                              3.67%         23.84%     (15.42)%       2.16%          --          --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)               $ 888,557      $ 642,883   $ 326,771    $ 287,357   $  190,445   $ 177,047
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(2) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by, under normal circumstances, investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2004, the Eaton Vance Large-Cap Value Fund and Eaton Vance Balanced Fund held interests of 89.3% and 8.3% in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2004, the fee amounted to $2,520,961. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $526,021,246 and $295,705,800 respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                $   783,430,105
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                 $   107,160,395
   Gross unrealized depreciation                                      (2,628,702)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                   $   104,531,693
   -----------------------------------------------------------------------------

   The net unrealized appreciation on foreign currency at June 30, 2004, was $3,857.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolio and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to the Bank. At June 30, 2004, the Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $15,680.

INVESTMENT MANAGEMENT

LARGE-CAP VALUE PORTFOLIO

                        OFFICERS
                        Duncan W. Richardson
                        President

                        Michael R. Mach
                        Vice President and Portfolio
                        Manager

                        William J. Austin, Jr.
                        Treasurer

                        Alan R. Dynner
                        Secretary

                        TRUSTEES
                        James B. Hawkes

                        Samuel L. Hayes, III

                        William H. Park

                        Ronald A. Pearlman

                        Norton H. Reamer

                        Lynn A. Stout

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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LARGE-CAP VALUE PORTFOLIO


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: August 13, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ William J. Austin Jr.
      -------------------------
      William J. Austin Jr.
      Treasurer


Date: August 13, 2004
      ---------------


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: August 13, 2004
      ---------------